Other Employee-Related Obligations	12 Months Ended
Dec. 31, 2021
Other Employee-Related Obligations
Other Employee-Related Obligations

(B.5) Other Employee-Related Obligations

y Accounting Policy
As far as the obligation for long-term employee benefits is secured by pledged reinsurance coverage, it is offset with the relating plan asset.

Other Employee-Related Liabilities

€ millions	2021			2020
	Current	Non-Current	Total	Current	Non-Current	Total
Other employee-related liabilities	3,717	398	4,115	3,147	316	3,464
/ Other non-financial liabilities	5,203	860	6,063	4,643	770	5,413
Other employee-related liabilities as % of / Other non-financial liabilities	71	46	68	68	41	64

Other employee-related liabilities mainly relate to obligations from bonuses and sales commissions, outstanding vacation, time credits accumulated in the working time account, employee-related social security expenses, severance payments outside restructuring programs, and jubilee expenses.